Segment information (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of operating segments [abstract]
Disclosure of Operating Segments
As of and for the year ended March 31, 2021

	Yen in millions
	Automotive	Financial services	All other	Inter-segment Elimination/ Unallocated Amount	Consolidated

Sales revenues
Revenues from external customers	24,597,846	2,137,195	479,553	—	27,214,594
Inter-segment revenues and transfers	53,706	25,042	572,812	(651,560)	—

Total	24,651,552	2,162,237	1,052,365	(651,560)	27,214,594
Operating expenses	23,044,391	1,666,645	967,015	(661,205)	25,016,845

Operating income	1,607,161	495,593	85,350	9,645	2,197,748

Total assets	21,412,034	28,275,239	2,720,720	9,859,147	62,267,140
Investments accounted for using the equity method	3,698,990	71,336	248,814	141,664	4,160,803
Depreciation and amortization	893,704	715,757	34,829	—	1,644,290
Capital expenditures	1,341,032	2,151,455	76,370	40,843	3,609,699

As of and for the year ended March 31, 2022

	Yen in millions
	Automotive	Financial services	All other	Inter-segment Elimination/ Unallocated Amount	Consolidated

Sales revenues
Revenues from external customers	28,531,993	2,306,079	541,436	—	31,379,507
Inter-segment revenues and transfers	73,745	17,947	588,441	(680,133)	—

Total	28,605,738	2,324,026	1,129,876	(680,133)	31,379,507
Operating expenses	26,321,448	1,667,025	1,087,575	(692,237)	28,383,811

Operating income	2,284,290	657,001	42,302	12,104	2,995,697

Total assets	24,341,737	31,681,472	3,091,011	8,574,551	67,688,771
Investments accounted for using the equity method	4,354,085	79,414	258,750	145,646	4,837,895
Depreciation and amortization	1,026,834	761,801	33,245	—	1,821,880
Capital expenditures	1,422,429	2,156,339	51,200	(18,381)	3,611,587
As of and for the year ended March 31, 2023

	Yen in millions
	Automotive	Financial services	All other	Inter-segment Elimination/ Unallocated Amount	Consolidated

Sales revenues
Revenues from external customers	33,776,870	2,786,679	590,749	—	37,154,298
Inter-segment revenues and transfers	43,131	22,968	634,194	(700,293)	—

Total	33,820,000	2,809,647	1,224,943	(700,293)	37,154,298
Operating expenses	31,639,363	2,372,131	1,121,492	(703,713)	34,429,273

Operating income	2,180,637	437,516	103,451	3,420	2,725,025

Total assets . . . . . . . . . . . . . . . . . . . . . . . .	26,321,858	35,525,441	2,946,994	9,508,887	74,303,180
Investments accounted for using the equity method	4,717,231	92,903	272,752	144,460	5,227,345
Depreciation and amortization	1,205,687	799,156	35,062	—	2,039,904
Capital expenditures	1,688,114	1,786,373	38,748	(17,015)	3,496,219

Disclosure of financial position of segment
(i) Consolidated Statement of Financial Position on
Non-Financial
Services Businesses and Financial Services Business

	Yen in millions
	March 31, 2022	March 31, 2023

Assets
(Non-Financial Services Businesses)
Current assets
Cash and cash equivalents	4,299,522	5,548,398
Trade accounts and other receivable	3,184,782	3,594,057
Other financial assets	2,028,649	849,779
Inventories	3,821,356	4,255,614
Other current assets	746,134	749,078

Total current assets	14,080,444	14,996,926

Non-current assets
Property, plant and equipment	7,302,017	7,729,000
Other	15,769,015	17,337,727

Total non-current assets	23,071,032	25,066,727

Total assets	37,151,476	40,063,653

(Financial Services Business)
Current assets
Cash and cash equivalents	1,814,133	1,968,568
Trade accounts and other receivable	206,588	286,960
Receivables related to financial services	7,181,327	8,279,806
Other financial assets	1,058,620	1,680,242
Other current assets	221,738	362,660

Total current assets	10,482,407	12,578,237

Non-current assets
Receivables related to financial services	14,583,130	16,491,045
Property, plant and equipment	5,024,625	4,904,975
Other	1,591,311	1,551,183

Total non-current assets	21,199,065	22,947,204

Total assets	31,681,472	35,525,441

(Elimination)
Elimination of assets	(1,144,177)	(1,285,914)

(Consolidated)

Total assets	67,688,771	74,303,180

Note: Assets in
non-financial
services include unallocated corporate assets.

	Yen in millions
	March 31, 2022	March 31, 2023

Liabilities
(Non-Financial Services Businesses)
Current liabilities
Trade accounts and other payables	4,023,857	4,689,034
Short-term and current portion of long-term debt	1,041,557	1,170,114
Accrued expenses	1,421,194	1,446,697
Income taxes payable	695,888	361,000
Other current liabilities	2,778,172	3,266,095

Total current liabilities	9,960,668	10,932,939

Non-current liabilities
Long-term debt	1,538,884	1,553,622
Retirement benefit liabilities	1,004,558	1,047,430
Other non-current liabilities	1,830,146	1,867,028

Total non-current liabilities	4,373,588	4,468,080

Total liabilities	14,334,256	15,401,019

(Financial Services Business)
Current liabilities
Trade accounts and other payables	477,550	547,511
Short-term and current portion of long-term debt	10,576,910	11,583,602
Accrued expenses	124,088	128,994
Income taxes payable	130,927	43,607
Other current liabilities	1,414,606	1,841,562

Total current liabilities	12,724,080	14,145,275

Non-current liabilities
Long-term debt	13,882,650	15,627,943
Retirement benefit liabilities	18,190	18,078
Other non-current liabilities	722,257	1,135,862

Total non-current liabilities	14,623,097	16,781,883

Total liabilities	27,347,177	30,927,158

(Elimination)
Elimination of liabilities	(1,147,482)	(1,289,211)

(Consolidated)

Total liabilities	40,533,951	45,038,967

Shareholders’ equity

(Consolidated) Total Toyota Motor Corporation shareholders’ equity	26,245,969	28,338,706

(Consolidated) Non-controlling interests	908,851	925,507

(Consolidated) Total shareholders’ equity	27,154,820	29,264,213

(Consolidated) Total liabilities and shareholders’ equity	67,688,771	74,303,180

Disclosure of income of segment
(ii) Consolidated Statement of Income on
Non-Financial
Services Businesses and Financial Services Business

	Yen in millions
	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2023

(Non-Financial Services Businesses)
Sales revenues	25,103,190	29,104,564	34,409,011
Cost of revenues	21,199,915	24,250,860	29,132,715
Selling, general and administrative	2,206,205	2,518,182	2,990,316

Operating income	1,697,070	2,335,522	2,285,980

Other income (loss), net	742,785	998,001	943,777

Income before income taxes	2,439,855	3,333,522	3,229,757

Income tax expense	528,413	944,594	1,040,864

Net income	1,911,442	2,388,928	2,188,893

Net income attributable to
Toyota Motor Corporation	1,875,467	2,369,399	2,152,509
Non-controlling interests	35,975	19,529	36,384

(Financial Services Business)
Sales revenues	2,162,237	2,324,026	2,809,647
Cost of revenues	1,202,277	1,178,509	1,741,117
Selling, general and administrative	464,368	488,517	631,014

Operating income	495,593	657,001	437,516

Other income (loss), net	(3,090)	16	(5,013)

Income before income taxes	492,503	657,017	432,503

Income tax expense	121,536	171,327	134,903

Net income	370,967	485,690	297,600

Net income attributable to
Toyota Motor Corporation	369,824	480,716	292,334
Non-controlling interests	1,143	4,974	5,266

(Elimination)
Elimination of net income	(30)	(4)	6,475
(Consolidated)

Net income	2,282,378	2,874,614	2,492,967

Net income attributable to
Toyota Motor Corporation	2,245,261	2,850,110	2,451,318
Non-controlling interests	37,118	24,504	41,650

Disclosure of cash flows of segment
(iii) Consolidated Statement of Cash Flows on
Non-Financial
Services Businesses and Financial Services Business

	Yen in millions
	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2023

(Non-Financial Services Businesses)
Cash flows from operating activities
Net income	1,911,442	2,388,928	2,188,893
Depreciation and amortization	928,533	1,060,079	1,240,749
Share of profit (loss) of investments accounted for using the equity method	(345,374)	(552,515)	(633,324)
Income tax expense	528,413	944,594	1,040,864
Changes in operating assets and liabilities, and other	(262,407)	(572,082)	463,871
Interest received	123,606	100,118	234,945
Dividends received	290,618	342,646	454,752
Interest paid	(35,371)	(40,780)	(28,206)
Income taxes paid, net of refunds	(505,260)	(544,887)	(1,280,341)

Net cash provided by (used in) operating activities	2,634,200	3,126,101	3,682,203

Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(1,203,662)	(1,186,900)	(1,439,724)
Additions to equipment leased to others	(142,217)	(151,456)	(147,792)
Proceeds from sales of fixed assets excluding equipment leased to others	38,575	36,219	54,572
Proceeds from sales of equipment leased to others	46,461	45,183	44,195
Additions to intangible assets	(271,274)	(335,436)	(333,295)
Additions to public and corporate bonds and stocks	(2,511,346)	(1,904,588)	(503,977)
Proceeds from sales of public and corporate bonds and stocks and upon maturity of public and corporate bonds	1,982,302	1,989,345	892,814
Other, net	(1,339,372)	1,856,069	236,351

Net cash provided by (used in) investing activities	(3,400,534)	348,436	(1,196,856)

Cash flows from financing activities
Increase (decrease) in short-term debt	213,716	(164,899)	142,688
Proceeds from long-term debt	1,662,593	513,371	474,535
Payments of long-term debt	(170,373)	(1,818,653)	(637,982)
Dividends paid to Toyota Motor Corporation common shareholders	(625,514)	(709,872)	(727,980)
Dividends paid to non-controlling interests	(34,840)	(49,629)	(79,782)
Reissuance (repurchase) of treasury stock	199,884	(404,718)	(431,099)
Other, net	—	—	21,458

Net cash provided by (used in) financing activities	1,245,465	(2,634,401)	(1,238,161)

Effect of exchange rate changes on cash and cash equivalents	112,588	185,237	1,690

Net increase (decrease) in cash and cash equivalents	591,719	1,025,373	1,248,876

Cash and cash equivalents at beginning of year	2,682,431	3,274,149	4,299,522

Cash and cash equivalents at end of year	3,274,149	4,299,522	5,548,398

	Yen in millions
	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2023

(Financial Services Business)
Cash flows from operating activities
Net income	370,967	485,690	297,600
Depreciation and amortization	715,757	761,801	799,156
Interest income and interest costs related to financial services, net	(241,016)	(360,837)	(703,971)
Share of profit (loss) of investments accounted for using the equity method	(5,655)	(7,831)	(9,739)
Income tax expense	121,536	171,327	134,903
Changes in operating assets and liabilities, and other	(780,798)	(623,051)	(1,958,779)
Interest received	661,272	742,364	1,291,100
Dividends received	3,901	4,740	5,599
Interest paid	(431,939)	(384,006)	(574,650)
Income taxes paid, net of refunds	(304,856)	(264,876)	(16,883)

Net cash provided by (used in) operating activities	109,168	525,321	(735,664)

Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(10,240)	(10,366)	(10,472)
Additions to equipment leased to others	(2,133,378)	(2,135,437)	(1,759,564)
Proceeds from sales of fixed assets excluding equipment leased to others	1,967	1,530	1,865
Proceeds from sales of equipment leased to others	1,325,238	1,496,949	1,614,965
Additions to intangible assets	(7,173)	(10,650)	(14,985)
Additions to public and corporate bonds and stocks	(217,825)	(523,323)	(646,237)
Proceeds from sales of public and corporate bonds and stocks and upon maturity of public and corporate bonds	79,616	213,291	440,915
Other, net	(35,893)	113,635	(30,385)

Net cash provided by (used in) investing activities	(997,688)	(854,370)	(403,898)

Cash flows from financing activities
Increase (decrease) in short-term debt	(1,517,259)	(488,495)	171,293
Proceeds from long-term debt	8,043,141	7,800,854	8,892,261
Payments of long-term debt	(5,332,573)	(7,142,750)	(7,868,820)
Dividends paid to non-controlling interests	(1,757)	(2,094)	(5,204)
Other, net	—	—	2,853

Net cash provided by (used in) financing activities	1,191,551	167,516	1,192,382

Effect of exchange rate changes on cash and cash equivalents	107,657	148,958	101,615

Net increase (decrease) in cash and cash equivalents	410,688	(12,575)	154,436

Cash and cash equivalents at beginning of year	1,416,020	1,826,707	1,814,133

Cash and cash equivalents at end of year	1,826,707	1,814,133	1,968,568

(Consolidated)
Effect of exchange rate changes on cash and cash equivalents	220,245	334,195	103,305

Net increase (decrease) in cash and cash equivalents	1,002,406	1,012,798	1,403,311

Cash and cash equivalents at beginning of year	4,098,450	5,100,857	6,113,655

Cash and cash equivalents at end of year	5,100,857	6,113,655	7,516,966

Disclosure of geographic information
As of and for the year ended March 31, 2021

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	8,587,193	9,325,950	2,968,289	4,555,897	1,777,266	—	27,214,594
Inter-segment revenues and transfers	6,361,739	165,853	166,200	489,398	95,630	(7,278,820)	—

Total	14,948,931	9,491,803	3,134,489	5,045,295	1,872,895	(7,278,820)	27,214,594
Operating expenses	13,799,715	9,090,442	3,026,518	4,609,354	1,813,048	(7,322,232)	25,016,845

Operating income	1,149,217	401,361	107,971	435,940	59,847	43,413	2,197,748

Total assets	19,674,666	20,138,715	5,074,409	6,548,343	3,469,635	7,361,372	62,267,140
Non-current assets	5,232,862	5,705,770	751,245	896,542	461,723	—	13,048,143
As of and for the year ended March 31, 2022

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	8,214,740	10,897,946	3,692,214	5,778,115	2,796,493	—	31,379,507
Inter-segment revenues and transfers	7,776,696	268,534	175,633	752,452	131,690	(9,105,004)	—

Total	15,991,436	11,166,479	3,867,847	6,530,566	2,928,183	(9,105,004)	31,379,507
Operating expenses	14,567,991	10,600,695	3,704,874	5,858,216	2,690,014	(9,037,980)	28,383,811

Operating income	1,423,445	565,784	162,973	672,350	238,169	(67,024)	2,995,697

Total assets	21,502,155	23,353,812	5,711,271	7,461,812	4,309,248	5,350,474	67,688,771
Non-current assets	5,501,046	6,251,499	891,146	977,235	537,631	—	14,158,559

As of and for the year ended March 31, 2023

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated

Sales revenues
Revenues from external customers	9,122,282	13,509,027	4,097,537	7,076,922	3,348,530	—	37,154,298
Inter-segment revenues and transfers	8,460,914	334,874	176,198	967,984	123,663	(10,063,633)	—

Total	17,583,196	13,843,901	4,273,735	8,044,906	3,472,193	(10,063,633)	37,154,298
Operating expenses	15,681,733	13,918,637	4,216,276	7,330,455	3,240,832	(9,958,659)	34,429,273

Operating income (loss)	1,901,463	(74,736)	57,460	714,451	231,362	(104,974)	2,725,025

Total assets	23,241,334	26,024,734	6,813,474	7,908,520	4,726,373	5,588,745	74,303,180
Non-current assets	5,658,859	6,255,561	1,042,726	1,031,057	565,377	—	14,553,580

Disclosure of sales revenues by location of external customers
In addition to the disclosure requirements under IFRS, Toyota discloses this information in order to provide financial statements users with valuable information
.

	Yen in millions
	For the years ended March 31,
	2021	2022	2023

Japan	6,820,590	6,425,184	6,742,304
North America	9,437,314	10,953,472	13,578,084
Europe	2,734,152	3,495,785	3,970,857
Asia	5,057,397	6,017,646	7,150,555
Other	3,165,141	4,487,420	5,712,497

Total	27,214,594	31,379,507	37,154,298